Basis of preparation	12 Months Ended
Dec. 31, 2021
Basis of preparation
Basis of preparation
2 Basis of preparation

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The consolidated financial statements are prepared for the purpose of filing the annual report on Form 20-F with the United States Securities and Exchange Commission ("SEC"). These consolidated financial statements for the year ended 2021 were authorised for issue by the Management Board of the Company (the “Management Board”, and members of the Management Board, “Managing Directors”) and the Supervisory Board of the Company (the “Supervisory Board”, and members of the Supervisory Board, “Supervisory Directors”) on 2 March 2022.

These consolidated financial statements are not the statutory consolidated financial statements of the Company for the years ended 31 December 2021, 2020 or 2019. Certain amounts reported in these consolidated financial statements differ from the amounts included in the statutory consolidated financial statements due to the timing of certain entries and adjustments made in the statutory consolidated financial statements for the years ended 31 December 2021, 2020 and 2019 relating to years ended 31 December 2020, 2019 and 2018.

The statutory consolidated financial statements were prepared in accordance with IFRS as adopted for use in the European Union by the European Commission and in conformity with Part 9 of Book 2 of the Dutch Civil Code. The statutory consolidated financial statements for the year ended 31 December 2021 were authorised for issue by the Management Board of the Company and Supervisory Board of the Company on 2 March 2022. The adoption of the statutory consolidated financial statements is reserved for the shareholders in the Annual General Meeting ("AGM") scheduled for 4 May 2022.

The statutory consolidated financial statements for the year ended 31 December 2020 were authorised for issue by the Management Board and Supervisory Board on 10 March 2021 and were adopted by the shareholders in the AGM on 12 May 2021. The statutory consolidated financial statements for the year ended 31 December 2019 were authorised for issue by the Management Board and Supervisory Board on 12 February 2020 and adopted by the shareholders in the Annual General Meeting on 14 May 2020. Those statutory financial statements, which were audited in accordance with International Standards on Auditing, remain as issued and approved in line with Dutch requirements.

Amendments to 2020 presentation
During 2021, Just Eat Takeaway.com changed the classification of Outsourced service costs incurred in certain markets to reflect more appropriately the nature of the expenses and to further improve presentation. Comparative amounts in the Consolidated statement of profit or loss and other comprehensive loss and related Notes were reclassified for consistency. As a result, €47 million was reclassified from Staff costs to Other operating expenses (2019: nil).

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis unless stated otherwise. Income and expenses are accounted for on an accrual basis.

Reference is made to the significant accounting policies as included in the relevant Notes to the consolidated financial statements for more detailed information on the measurement basis. These policies have consistently been applied by Just Eat Takeaway.com.

Fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, Just Eat Takeaway.com considers the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, leasing transactions that are within the scope of IFRS 16, and measurements that have some similarities to fair value but are not fair value, such as net realisable value in IAS 2 or value in use in IAS 36.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorised within the fair value hierarchy, described as follows:

•           Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•           Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•           Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

Going concern

The Management Board has assessed the going concern assumptions of Just Eat Takeaway.com during the preparation of the consolidated financial statements. The assessment includes knowledge of Just Eat Takeaway.com, the estimated economic outlook and identified risks and uncertainties in relation thereto. Furthermore, the review of our strategic plan and budget, including expected developments in liquidity, short- and long-term cash flow projections, debt and capital were considered. There are no events or conditions that give rise to doubt the ability of Just Eat Takeaway.com to continue as a going concern for a period of twelve months from the date the consolidated financial statements are authorised for issue. Consequently, it has been concluded that it is reasonable to apply the going concern concept as the underlying assumption for the consolidated financial statements.

Covid-19

The onset of the Covid-19 pandemic during 2020 and the ensuing measures introduced by governments over the course of 2020 and 2021 across our markets has had an impact on our business. The overall impact of Covid-19 on Just Eat Takeaway.com’s financial condition and results of operations has been accelerated order growth rates with more consumers joining the platforms and ordering online. The economic uncertainty caused by the Covid-19 pandemic and the extent to which the Covid-19 pandemic will continue to impact Just Eat Takeaway.com’s businesses, operations and financial results, including the duration and magnitude of such effects, will depend on numerous unpredictable factors. The Management Board will continue to monitor these factors and the impact thereof on its business and results of operations.

Basis of consolidation

The consolidated financial statements include the accounts of the Company and the entities controlled by the Company (its subsidiaries).

Control

The Company controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity, and has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. All relevant facts and circumstances are considered in assessing whether or not the Company’s voting and share rights in an investee are sufficient to give it power.

Non-controlling interest

Non-controlling interests in subsidiaries are identified separately from Just Eat Takeaway.com N.V.’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

Consolidation process

Consolidation of a subsidiary begins when control over the subsidiary is obtained and ceases when control over the subsidiary is lost. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss and other comprehensive income or loss (“OCI”) from the date the Company gains control until the date when the Company ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Just Eat Takeaway.com accounting policies. All intra-group assets and liabilities, equity, income and expenses, including any unrealised income and expenses, relating to transactions between members of Just Eat Takeaway.com are eliminated in full upon consolidation.

Profit or loss and each component of OCI are attributed to the shareholders of Just Eat Takeaway.com and to the non-controlling interests. Total comprehensive income or loss of the subsidiaries is attributed to the owners of Just Eat Takeaway.com and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Foreign currencies

Functional and presentation currency

These consolidated financial statements are presented in euros, which is the Company’s functional currency and the presentation currency for the consolidated financial statements.

Foreign currency transactions

In preparing the financial statements of each individual Just Eat Takeaway.com entity, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognised at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences on monetary items are recognised in profit or loss in the period in which they arise except for exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation), which are recognised initially in OCI and reclassified from equity to profit or loss on repayment of the monetary items.

Foreign operations

The assets and liabilities of Just Eat Takeaway.com’s foreign operations, including goodwill and fair value adjustments arising on acquisitions, are translated into euros using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognised in OCI and accumulated in a foreign currency translation reserve as part of shareholders’ equity.

Impairment of non-financial assets

At each reporting date, the carrying amounts of non-financial assets of Just Eat Takeaway.com are reviewed to determine whether there is any indication that those assets may be impaired. If any indication of impairment exists, the recoverable amount of the asset is estimated in order to determine if there is any impairment loss. Goodwill is tested annually for impairment and whenever an impairment trigger is identified.

Where the asset does not generate cash flows that are independent from other assets, they are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash-generating unit (“CGU”). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the business combination.

The recoverable amount is the greater of the fair value less costs of disposal and value in use. In assessing the value in use, the estimated future cash flows are discounted to their present values using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

An impairment loss is recognised whenever the carrying amount of an asset or CGU exceeds its recoverable amount. Impairment losses are recognised in profit or loss. Impairment losses recognised with regard to CGUs are allocated first to reduce the carrying amount of any goodwill allocated to CGUs and then to reduce the carrying amount of the other assets in the CGU on a pro-rata basis. An impairment loss can be reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised. An impairment loss of goodwill is not subsequently reversed.

Receivables are financial assets subsequently measured at amortised cost and are assessed for impairment using the “expected credit loss” model, refer to Note 16 for further details.

Offsetting of financial assets and financial liabilities

Financial assets and liabilities are offset and reported as a net amount in the consolidated statement of financial position when there is a legally enforceable right to offset the amounts recognised and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Just Eat Takeaway.com entity or the counterparty.

Consolidated statement of cash flows

The consolidated statement of cash flows has been prepared using the indirect method. The indirect method implies that the consolidated result for the year is adjusted for items and expenses that are not cash flows and for autonomous movements in operating working capital (excluding impact from business acquisitions). Cash payments to employees and suppliers are recognised as cash flows from operating activities. Cash flows from operating activities also include costs of business acquisition and divestment-related costs, spending on provisions, and income taxes paid on operating activities.

Cash flows from investing activities are those arising from capital expenditure and disposal, additions and disposals of loans carried at amortised cost, additions and disposals of joint ventures and equity investments, and from the acquisition of business combinations. Cash and cash equivalents available at the time of acquisition or sale are deducted from the related payments or proceeds.

Cash flows from financing activities comprise the cash receipts of the exercise of share options, payments for issued shares, debt instruments, and short-term financing.

New and amended standards

In the current period, Just Eat Takeaway.com has mandatorily adopted a number of amendments to IFRS issued by the IASB that are effective for the current accounting period.

The following amendments to standards were applied for the first time in 2021, resulting in consequential changes to the accounting policies and other Note disclosures, where applicable:

•           Amendments to IFRS 16 Covid-19-related Rent Concessions (beyond 30 June 2021)

•           Amendments to IFRS 4 Insurance contracts - deferral of IFRS 9

•           Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest rate benchmark reform - phase 2

The abovementioned amendments do not have a significant impact on the disclosures or on the amounts reported in these consolidated financial statements.

New and amended standards and interpretations not yet effective

Certain new accounting standards and interpretations have been issued but are not yet effective for the year ended 31 December 2021 and have not been early adopted:

•           Adoption of IFRS 17 Insurance contracts

•           Amendments to IAS 1 Classification of Liabilities as Current or Non-current

•           Amendments to IAS 1 and IFRS Practice Statement 2 Disclosure of Accounting policies

•           Amendments to IAS 8 Definition of Accounting Estimates

•           Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction

•           Amendment to IFRS 3 Business Combinations, IAS 16 Property, Plant and Equipment, IAS 37 Provisions, Contingent Liabilities and Contingent Assets, and Annual Improvements 2018-2020

•           Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

None of the accounting standards issued but not yet effective are expected to have a significant impact on these consolidated financial statements.

Critical accounting judgements and key sources of estimation uncertainty

In applying Just Eat Takeaway.com’s accounting policies, the Management Board is required to make judgements that may have a significant impact on the amounts recognised and to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical judgements in applying Just Eat Takeaway.com’s accounting policies

The following are the critical accounting judgements that have the most significant effect on the amounts recognised in the consolidated financial statements:

Principal versus agent revenue recognition

Judgement is required in evaluating whether we are the principal or an agent in transactions with our customers. The evaluation is based on whether Just Eat Takeaway.com controls the goods or services provided to the customer and therefore is the principal in the transaction and presents revenue on a gross basis, or arranges for other parties to provide the service to the customer and therefore is an agent in the transaction and presents revenue on a net basis.

The Management Board has determined that, for order facilitation services, Just Eat Takeaway.com is an agent as consumers use the Just Eat Takeaway.com platforms to choose a Partner’s distinct offerings and place an order for them, with fulfilment of the food order always remaining the responsibility and within the control of the Partner. Just Eat Takeaway.com does not pre-purchase or otherwise obtain control of the Partner’s goods or services prior to their transfer to the consumer.

In addition to order facilitation services, Just Eat Takeaway.com includes the option of delivery services in contracting with Partners. If Just Eat Takeaway.com contracts with a Partner for Just Eat Takeaway.com to provide delivery services, the Management Board has determined that the delivery service is controlled by Just Eat Takeaway.com because (i) Just Eat Takeaway.com has the responsibility for performing the delivery service, including but not limited to, identifying and directing the couriers to perform the delivery services, thereby controlling the service before it is transferred to the consumer; (ii) Just Eat Takeaway.com remains at all times primarily responsible to its customers for delivering the food to the consumer; and (iii) Just Eat Takeaway.com has sole discretion in setting the transaction price for the delivery services (as well as the other key terms) and the sole ability to decline services for delivery.

The majority of Just Eat Takeaway.com’s revenue is recognised when the transaction is completed, i.e. when the order is delivered to the consumer and it is probable that Just Eat Takeaway.com will collect the related consideration, that being on delivery of food to a consumer. Just Eat Takeaway.com typically receives the fees within a short period of time following completion of the transaction. Order facilitation commission revenue is recorded on a net basis as Just Eat Takeaway.com has concluded that it is acting as an agent. Fees and commissions for delivery services are recognised in revenue, with the cost incurred in providing the delivery services and processing transactions included in order fulfilment costs, as Just Eat Takeaway.com has concluded that it is acting as the principal where Just Eat Takeaway.com controls the delivery service.

Taxation

As a result of the geographical spread of our operations and the varied, increasingly complex nature of local and global tax law, there are some transactions for which the ultimate tax determination is uncertain during the ordinary course of business. Resolving tax issues can take several years and is not always within our control.

For each Just Eat Takeaway.com entity, the current income tax expense is calculated and (material) differences between the accounting and tax base are determined, resulting in deferred tax assets or liabilities. These calculations may deviate from the final tax assessments, which will be received in future periods.

In determining the amount of current and deferred tax, the impact of uncertain tax positions and whether additional taxes and interest may be due are taken into account. Just Eat Takeaway.com believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. A provision is recognised for those matters for which the tax determination is uncertain, but it is considered probable that the relevant tax authority will not accept the tax treatment under tax law. The provisions are measured at the best estimate of the amount expected to become payable. A change in estimate of the likelihood of a future outflow and/or in the expected amount to be settled would be recognised in the period in which the change occurs. This requires the application of judgement as to the ultimate outcome, which can change over time depending on facts and circumstances. Judgements mainly relate to transfer pricing, including inter-company financing, expenditure deductible for tax purposes and restructuring of the assets in order to align the tax and legal structure with the business model of Just Eat Takeaway.com.

A deferred tax asset is recognised to the extent that it is probable that sufficient and suitable future taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilised. Relevant tax law is considered to determine the availability of the losses to offset against the taxable profits in the future. Recognition of deferred tax assets therefore involves judgement regarding the future financial performance of the entities for which the deferred tax asset has been recognised and is therefore inherently uncertain. See Note 9 for details of the deferred tax asset arising from tax losses recognised.

Liabilities in respect of uncertain tax positions, if these would occur, are measured based on interpretation of country-specific tax law and assigning probabilities to the possible likely outcomes and range of taxes payable in order to ascertain a weighted average probable liability. In-house tax experts, external tax experts and previous experience are used to help assess the tax risks when determining and recognising such liabilities. See Note 9 for details of the uncertain tax positions.

Key sources of estimation uncertainty

The following are the key sources of estimation uncertainty that have the most significant effect on the amounts recognised in financial statements:

Valuation of goodwill and intangible assets

Business combinations entered into during the period require an estimation of the fair value of the consideration transferred and the fair value of the assets acquired, and liabilities assumed. The key sources of estimation uncertainty are related to the initial valuation of goodwill and intangible assets. This requires an estimation of the future cash flows expected to arise from the acquisition and a suitable discount rate in order to calculate present value. The assumptions included to derive these discounted cash flows include order growth rates and the weighted average cost of capital ("WACC"). In addition, the valuation of individual intangible assets is dependent on estimates regarding royalty rates (Technology platforms and Brand names) and attrition rates (Consumer lists and Restaurant databases).

Refer to Note 11 for more information on business combinations.

Impairment of goodwill

Determining whether goodwill is impaired requires an estimation of the value in use of the CGUs to which goodwill has been allocated. The value in use calculation requires the Management Board to estimate the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value. Where the actual future cash flows are less than expected, an impairment loss may arise.

The key sources of estimation uncertainty in the assessment of goodwill impairment are the assumptions around the forecast period, revenue growth rates, long-run Adjusted EBITDA margin, and the WACC. Should the actual performance be worse than assumptions made relating to the forecast period, revenue growth and long-run Adjusted EBITDA margin, or if future outlook changes over time, there is a significant risk of a material adjustment to goodwill within the next 12 months. Changes in the competitive or regulatory environment or changes in technology could result in significant changes to revenue growth and the long-run Adjusted EBITDA margin. For example, a new competitor may enter a market, commission (fee caps), labour or other relevant regulations may change. Such risks are actively monitored and factored into future cash flow estimates when known or anticipated.

Refer to Note 12 for more information on the carrying amounts and impairment analyses performed.

Impairment of intangible assets other than goodwill

Intangible assets other than goodwill are impaired if the carrying value exceeds the recoverable amount (i.e. the higher of fair value less costs of disposal and value in use). An impairment test is carried out on the intangible asset or CGU where there is an indication of impairment during the year. In such cases, the Management Board determines the value in use by estimating the future cash flows expected to arise from the asset or CGU and a suitable discount rate in order to calculate present value. Where the actual future cash flows are less than expected, a material impairment loss may arise.

Refer to Note 13 for more information on the nature of these intangible assets, the carrying amounts and impairment analyses performed.

Useful lives of other intangible assets

The useful lives of intangible assets other than goodwill are determined based on best practice within Just Eat Takeaway.com and are in line with common market practice. Just Eat Takeaway.com reviews the remaining useful lives of its other intangible assets annually.

The uncertainty included in this estimate is that the useful lives are estimated longer or shorter than the actual useful lives of the intangible assets, which could possibly result in changes in amortisation in future years and/or impairments at the end of the actual useful lives of the related intangible assets.

Provisions and contingencies

In determining the likelihood and timing of potential cash outflows, Just Eat Takeaway.com needs to make estimates. For claims and litigation, the assessment is based on internal and external legal assistance and established precedents. For contingencies, Just Eat Takeaway.com is required to exercise significant judgement to determine whether the risk of loss is possible but not probable. Contingencies involve inherent uncertainties including, but not limited to, court rulings and negotiations between affected parties.

Refer to Note 23 and Note 30 for more information on provisions and contingencies.